Derivative financial instruments - Net value in the consolidated statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments
Noncurrent derivative financial assets		$ 5,722
Derivative financial assets		5,722
Derivative financial instruments Non -current		(1,541)
Derivative financial instruments, current		(2,300)
Derivative financial liabilities		(3,841)
PPA Adelanta
Derivative financial instruments
Noncurrent derivative financial assets		5,722
Derivative financial assets		5,722
Derivative financial instruments, current		(1,418)
Derivative financial liabilities		(1,418)
PPA EnergyaVM
Derivative financial instruments
Derivative financial instruments Non -current		(1,541)
Derivative financial instruments, current		(882)
Derivative financial liabilities		$ (2,423)
Other financial liabilities
Derivative financial instruments
Derivative financial instruments Non -current	$ (1,086)
Derivative financial instruments, current	(855)
Derivative financial liabilities	(1,941)
Other financial liabilities | PPA Mowe
Derivative financial instruments
Derivative financial instruments, current	(13)
Derivative financial liabilities	(13)
Other financial liabilities | PPA EnergyaVM
Derivative financial instruments
Derivative financial instruments Non -current	(1,086)
Derivative financial instruments, current	(325)
Derivative financial liabilities	(1,411)
Other financial liabilities | PPA Axpo
Derivative financial instruments
Derivative financial instruments, current	(517)
Derivative financial liabilities	(517)
Derivative instrument not designated as hedging instrument | Other financial liabilities
Derivative financial instruments
Derivative financial instruments, current	(13)
Derivative financial liabilities	(13)
Derivatives designated as hedging instruments | Other financial liabilities
Derivative financial instruments
Derivative financial instruments Non -current	(1,086)
Derivative financial instruments, current	(842)
Derivative financial liabilities	(1,928)
Other financial asset.
Derivative financial instruments
Noncurrent derivative financial assets	5,000
Current derivative financial assets	69
Derivative financial assets	5,069
Other financial asset. | Villar Mir Energa
Derivative financial instruments
Noncurrent derivative financial assets	4,215
Current derivative financial assets	69
Derivative financial assets	4,284
Other financial asset. | PPA Mowe
Derivative financial instruments
Noncurrent derivative financial assets	492
Derivative financial assets	492
Other financial asset. | PPA Axpo
Derivative financial instruments
Noncurrent derivative financial assets	293
Derivative financial assets	293
Other financial asset. | Derivative instrument not designated as hedging instrument
Derivative financial instruments
Noncurrent derivative financial assets	4,707
Current derivative financial assets	69
Derivative financial assets	4,776
Other financial asset. | Derivatives designated as hedging instruments
Derivative financial instruments
Noncurrent derivative financial assets	293
Derivative financial assets	$ 293